ADVISORSHARES TRUST

AdvisorShares Newfleet Multi-Sector Income ETF

NYSE Arca Ticker: MINC

Supplement dated August 29, 2019 to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the AdvisorShares Newfleet Multi-Sector Income ETF (the “Fund”) and should be read in conjunction with those documents.

Effective August 30, 2019, Mr. Jonathan R. Stanley is replaced by Mr. Benjamin L. Caron as a portfolio manager of the Fund. All references to Mr. Stanley in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with references to Mr. Caron. In particular, the following changes are made to the Summary Prospectus, Prospectus and SAI:

The information for Mr. Stanley under “Portfolio Managers” on page 6 of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Name and Title	Length of Service with the Sub-Advisor
Benjamin L. Caron, CFA, Senior Managing Director and Portfolio Manager	since 2011

The biographical information for Mr. Stanley on page 14 of the Prospectus is deleted and replaced with the following:

Benjamin L. Caron, CFA, Senior Managing Director & Portfolio Manager

Mr. Caron is co-portfolio manager, and assists in the management, of several fixed income portfolios at the Sub-Advisor. Working with the CIO and senior portfolio manager, Mr. Caron contributes to multi-sector strategy and is responsible for strategy execution and portfolio monitoring across open-end funds, closed-end funds, ETFs, and offshore vehicles that the team manages. Prior to joining the Sub-Advisor in 2011, Mr. Caron was on the fixed income team at Goodwin Capital Advisers (the former Phoenix Investment Counsel). Mr. Caron earned a B.A. from Syracuse University and an M.B.A. from Suffolk University. He is a CFA charter holder. Mr. Caron began his career in the investment industry in 1997.

The information for Mr. Stanley relating to the Fund under “Portfolio Managers” beginning on page 77 of the SAI is deleted and replaced with the following:

Fund Shares Owned by Mr. Caron as of June 30, 2019.

Portfolio Manager	Dollar Range of Shares Owned in the Fund
Benjamin L. Caron	$10,001 - $50,000

Other Accounts Managed by Portfolio Managers. As of June 30, 2019, Mr. Caron was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Benjamin L. Caron	2	$572	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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